Quarterly Holdings Report
for
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
January 31, 2024
NUD-NPRT1-0324
1.9908946.100
Common Stocks - 97.3%
	Shares	Value ($)
Australia - 2.2%
ASX Ltd.	75	3,206
Brambles Ltd.	1,811	17,267
Cochlear Ltd.	27	5,358
Commonwealth Bank of Australia	60	4,575
Computershare Ltd.	292	4,836
DEXUS Property Group unit	879	4,448
EBOS Group Ltd.	430	9,847
Fortescue Ltd.	284	5,489
IGO Ltd.	1,140	5,542
Imdex Ltd.	1,927	2,126
Macquarie Group Ltd.	251	30,971
Mineral Resources Ltd.	183	7,058
Pilbara Minerals Ltd.	1,284	2,925
QBE Insurance Group Ltd.	1,017	10,472
REA Group Ltd.	59	7,037
Transurban Group unit	3,088	27,129
Woodside Energy Group Ltd.	1,798	37,607
TOTAL AUSTRALIA		185,893
Austria - 0.2%
Mondi PLC	249	4,462
OMV AG	206	9,197
Verbund AG	62	5,069
TOTAL AUSTRIA		18,728
Belgium - 0.9%
Azelis Group NV	617	12,749
Fagron NV	143	2,576
KBC Ancora	250	11,547
KBC Group NV	709	46,341
Umicore SA	189	4,299
TOTAL BELGIUM		77,512
Brazil - 0.3%
Wheaton Precious Metals Corp.	592	27,745
Canada - 10.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,159	67,913
Andlauer Healthcare Group, Inc.	63	1,839
Aritzia, Inc. (a)	141	3,430
Bank of Montreal	549	51,713
Brookfield Asset Management Ltd. Class A	131	5,267
Brookfield Corp. (Canada) Class A	840	33,339
CAE, Inc. (a)	1,566	31,356
Cameco Corp.	355	16,949
Cameco Corp.	127	6,064
Canadian National Railway Co.	328	40,689
Canadian Natural Resources Ltd.	182	11,647
Canadian Pacific Kansas City Ltd.	917	73,792
Computer Modelling Group Ltd.	781	5,989
Constellation Software, Inc.	19	52,513
Definity Financial Corp.	410	11,930
Dollarama, Inc.	132	9,688
Enbridge, Inc.	682	24,217
Franco-Nevada Corp.	238	25,750
Gildan Activewear, Inc.	297	9,808
Intact Financial Corp.	152	23,770
Jamieson Wellness, Inc. (b)	25	574
Magna International, Inc. Class A (sub. vtg.)	266	15,118
Metro, Inc.	173	9,083
North West Co., Inc.	120	3,471
Nutrien Ltd.	475	23,686
Parkland Corp.	316	10,784
Pason Systems, Inc.	951	10,426
PrairieSky Royalty Ltd.	1,766	29,135
Real Matters, Inc. (a)	413	2,147
Restaurant Brands International, Inc.	126	9,836
Richelieu Hardware Ltd.	309	9,979
Royal Bank of Canada	649	63,338
Shopify, Inc. Class A (a)	524	41,949
Stella-Jones, Inc.	136	8,046
Sun Life Financial, Inc.	971	50,332
The Toronto-Dominion Bank	1,397	84,862
Thomson Reuters Corp.	82	12,175
TMX Group Ltd.	593	14,666
Triple Flag Precious Metals Corp.	116	1,487
TOTAL CANADA		908,757
Denmark - 3.5%
A.P. Moller - Maersk A/S Series A	2	3,627
Carlsberg A/S Series B	58	7,463
DSV A/S	193	34,530
Genmab A/S (a)	13	3,595
Novo Nordisk A/S Series B	1,808	206,662
Novozymes A/S Series B	83	4,263
ORSTED A/S (b)	111	6,256
Pandora A/S	53	7,753
Vestas Wind Systems A/S (a)	642	18,101
TOTAL DENMARK		292,250
Finland - 1.1%
Kesko Oyj	262	5,119
Metso Corp.	768	7,710
Neste OYJ	277	9,594
Nokia Corp.	2,645	9,496
Nordea Bank Abp	2,111	26,014
Sampo Oyj (A Shares)	227	9,515
Stora Enso Oyj (R Shares)	390	4,980
UPM-Kymmene Corp.	203	7,387
Wartsila Corp.	608	9,002
TOTAL FINLAND		88,817
France - 9.9%
Air Liquide SA	214	40,047
Airbus Group NV	337	53,679
ALTEN	187	29,061
ARGAN SA	33	2,932
AXA SA	1,647	55,282
BNP Paribas SA	549	36,884
Capgemini SA	229	51,278
Compagnie Generale des Etablissements Michelin SCA Series B	959	31,841
Covivio	257	12,543
Danone SA	321	21,386
Dassault Systemes SA	325	16,847
Edenred SA	708	42,404
EssilorLuxottica SA	90	17,731
Eurazeo SA	108	9,226
Exclusive Networks SA (a)	123	2,512
Gecina SA	28	3,108
Hermes International SCA	1	2,116
Kering SA	14	5,751
L'Oreal SA	80	38,284
Lectra	412	14,582
Legrand SA	324	31,401
LVMH Moet Hennessy Louis Vuitton SE	186	154,763
Societe Generale Series A	635	16,323
Stef SA	25	3,269
Thermador Groupe SA	36	3,342
TotalEnergies SE	1,975	128,129
TOTAL FRANCE		824,721
Germany - 6.6%
adidas AG	15	2,855
Allianz SE	103	27,519
Deutsche Borse AG	312	62,132
DHL Group	163	7,842
GEA Group AG	255	10,252
Hannover Reuck SE	178	42,743
Henkel AG & Co. KGaA	231	15,798
Infineon Technologies AG	1,094	39,884
LEG Immobilien AG (a)	85	7,115
Merck KGaA	226	37,081
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	104	44,305
Puma AG	79	3,179
Rheinmetall AG	122	42,823
SAP SE	826	143,102
Siemens AG	318	56,930
Siemens Healthineers AG (b)	129	7,230
Stabilus Se	34	2,390
Zalando SE (a)(b)	181	3,614
TOTAL GERMANY		556,794
Hong Kong - 0.3%
AIA Group Ltd.	794	6,227
Hong Kong Exchanges and Clearing Ltd.	3	91
MTR Corp. Ltd.	1,297	4,220
Prudential PLC	1,010	10,375
Swire Pacific Ltd. (A Shares)	1,018	7,876
TOTAL HONG KONG		28,789
India - 0.4%
HDFC Bank Ltd. sponsored ADR	134	7,436
Reliance Industries Ltd. GDR (b)	432	29,981
TOTAL INDIA		37,417
Indonesia - 0.2%
PT Bank Central Asia Tbk	12,789	7,738
PT Bank Rakyat Indonesia (Persero) Tbk	13,700	4,935
PT Selamat Sempurna Tbk	15,200	1,930
TOTAL INDONESIA		14,603
Ireland - 0.7%
AerCap Holdings NV (a)	72	5,512
Bank of Ireland Group PLC	1,107	10,180
Kerry Group PLC Class A	170	15,190
Kingspan Group PLC (Ireland)	319	26,049
TOTAL IRELAND		56,931
Israel - 0.4%
Elbit Systems Ltd. (Israel)	4	826
Ituran Location & Control Ltd.	143	3,558
NICE Ltd. (a)	11	2,268
NICE Ltd. sponsored ADR (a)	71	14,775
Wix.com Ltd. (a)	68	8,628
TOTAL ISRAEL		30,055
Italy - 2.1%
Assicurazioni Generali SpA	1,753	39,197
BFF Bank SpA (b)	235	2,545
Enel SpA	646	4,408
Eni SpA	1,612	25,697
Industrie de Nora SpA	119	1,880
Intesa Sanpaolo SpA	5,506	16,966
Prada SpA	1,971	12,223
Prysmian SpA	124	5,493
Recordati SpA	269	14,913
UniCredit SpA	1,832	53,663
TOTAL ITALY		176,985
Japan - 16.4%
Advantest Corp.	100	3,980
Ajinomoto Co., Inc.	461	18,931
Anritsu Corp.	300	2,376
As One Corp.	100	3,775
Asahi Kasei Corp.	3,378	25,617
Astellas Pharma, Inc.	296	3,446
BayCurrent Consulting, Inc.	96	2,232
Bridgestone Corp.	562	24,353
Capcom Co. Ltd.	198	7,551
Chugai Pharmaceutical Co. Ltd.	200	7,194
Curves Holdings Co. Ltd.	1,618	7,496
Daiichi Sankyo Kabushiki Kaisha	306	9,161
Daiwa Securities Group, Inc.	4,597	32,946
DENSO Corp.	400	6,283
Eisai Co. Ltd.	201	9,465
Elan Corp.	207	1,484
ENEOS Holdings, Inc.	999	4,035
FANUC Corp.	532	14,716
Fast Retailing Co. Ltd.	92	24,562
FUJIFILM Holdings Corp.	564	35,749
Fujitsu Ltd.	189	26,160
Hankyu Hanshin Holdings, Inc.	647	19,795
Hitachi Ltd.	850	66,768
Hoya Corp.	663	84,220
Ibiden Co. Ltd.	457	22,996
Itochu Corp.	1,581	71,752
JFE Holdings, Inc.	178	2,810
KDDI Corp.	846	28,032
Koshidaka Holdings Co. Ltd.	592	3,771
Kubota Corp.	594	8,992
LY Corp.	1,100	3,422
Marubeni Corp.	639	10,899
MatsukiyoCocokara & Co.	200	3,635
Mazda Motor Corp.	300	3,637
Minebea Mitsumi, Inc.	298	6,160
Mitsubishi Chemical Holdings Corp.	400	2,412
Mitsubishi Heavy Industries Ltd.	464	30,950
Miura Co. Ltd.	101	1,846
Mizuho Financial Group, Inc.	600	10,897
NEC Corp.	97	6,338
Nippon Yusen KK	100	3,446
Nitto Kohki Co. Ltd.	200	2,651
Nomura Holdings, Inc.	1,897	10,218
Nomura Research Institute Ltd.	439	13,426
OMRON Corp.	362	16,277
Oriental Land Co. Ltd.	278	10,325
ORIX Corp.	1,092	21,086
Pan Pacific International Holdings Ltd.	200	4,323
Persol Holdings Co. Ltd.	5,500	8,743
ProNexus, Inc.	700	6,150
Recruit Holdings Co. Ltd.	1,206	47,635
Renesas Electronics Corp. (a)	2,435	39,952
San-Ai Obbli Co. Ltd.	200	2,255
Seiko Epson Corp.	400	5,839
SG Holdings Co. Ltd.	791	10,244
Shimadzu Corp.	300	8,296
Shin-Etsu Chemical Co. Ltd.	1,323	52,076
Shiseido Co. Ltd.	100	2,788
SoftBank Corp.	1,774	23,569
SoftBank Group Corp.	199	8,591
Sompo Holdings, Inc.	265	13,741
Sony Group Corp.	841	82,476
Sumitomo Chemical Co. Ltd.	6,186	14,565
Sumitomo Metal Mining Co. Ltd.	399	11,028
SWCC Showa Holdings Co. Ltd.	100	2,059
Sysmex Corp.	201	10,889
TDK Corp.	99	4,926
TIS, Inc.	521	11,588
Tokio Marine Holdings, Inc.	2,713	71,535
Tokyo Electron Ltd.	188	34,888
Tokyo Gas Co. Ltd.	97	2,228
Toray Industries, Inc.	3,269	16,333
Toyota Motor Corp.	2,824	56,389
Unicharm Corp.	100	3,441
USS Co. Ltd.	464	8,775
YAKUODO Holdings Co. Ltd.	200	3,511
Yamaha Corp.	461	10,138
Yamaha Motor Co. Ltd.	2,524	23,856
Yaskawa Electric Corp.	452	17,034
Yokogawa Electric Corp.	776	15,249
TOTAL JAPAN		1,373,383
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	207	11,248
Netherlands - 6.4%
Akzo Nobel NV	226	17,360
ASM International NV (Netherlands)	46	25,661
ASML Holding NV (Netherlands)	314	272,423
BE Semiconductor Industries NV	110	16,619
IMCD NV	260	39,899
Koninklijke Ahold Delhaize NV	91	2,559
Koninklijke KPN NV	3,072	10,450
Shell PLC:
ADR	1,301	81,846
(London)	256	7,937
Topicus.Com, Inc. (a)	20	1,547
Universal Music Group NV	343	10,111
Wolters Kluwer NV	331	48,828
TOTAL NETHERLANDS		535,240
New Zealand - 0.1%
Meridian Energy Ltd.	696	2,358
Xero Ltd. (a)	68	4,867
TOTAL NEW ZEALAND		7,225
Norway - 0.7%
DNB Bank ASA	515	10,011
Equinor ASA	617	17,657
Gjensidige Forsikring ASA	478	7,713
Kongsberg Gruppen ASA	254	12,969
Norsk Hydro ASA	578	3,387
Orkla ASA	939	7,366
TOTAL NORWAY		59,103
Portugal - 0.3%
Galp Energia SGPS SA Class B	1,374	21,702
Singapore - 0.8%
CapitaLand Investment Ltd.	1,833	4,024
City Developments Ltd.	2,928	13,290
Keppel Ltd.	3,396	18,046
STMicroelectronics NV (France)	329	14,446
United Overseas Bank Ltd.	827	17,432
TOTAL SINGAPORE		67,238
South Africa - 0.2%
Anglo American PLC (United Kingdom)	629	14,994
Spain - 1.9%
Amadeus IT Holding SA Class A	1,031	72,490
Banco Bilbao Vizcaya Argentaria SA	1,142	10,688
Banco Santander SA (Spain)	10,588	42,554
CaixaBank SA	1,717	7,321
Cellnex Telecom SA (b)	227	8,734
Corp. ACCIONA Energias Renovables SA	175	4,558
Industria de Diseno Textil SA	56	2,394
Redeia Corp. SA	511	8,521
TOTAL SPAIN		157,260
Sweden - 3.7%
Addlife AB	216	2,339
AddTech AB (B Shares)	1,074	22,333
Alfa Laval AB	57	2,104
ASSA ABLOY AB (B Shares)	691	18,951
Atlas Copco AB (A Shares)	5,670	90,490
Autoliv, Inc.	140	14,997
Bergman & Beving AB (B Shares)	290	5,072
Boliden AB	558	14,850
Dometic Group AB (b)	239	1,904
Epiroc AB (A Shares)	1,464	25,867
EQT AB	361	9,782
Essity AB (B Shares)	138	3,245
Evolution AB (b)	31	3,643
Hemnet Group AB	266	7,183
Indutrade AB	675	16,495
Investor AB (B Shares)	418	9,877
INVISIO AB	351	6,830
John Mattson Fastighetsforetagen AB (a)	377	1,956
Nibe Industrier AB (B Shares)	292	1,760
Saab AB (B Shares)	170	10,991
Svenska Cellulosa AB SCA (B Shares)	648	8,845
Svenska Handelsbanken AB (A Shares)	681	7,341
Swedbank AB (A Shares)	155	3,170
Tele2 AB (B Shares)	848	7,241
Telia Co. AB	3,593	9,267
Volvo AB (A Shares)	55	1,355
TOTAL SWEDEN		307,888
Switzerland - 4.0%
ABB Ltd. (Reg.)	1,419	60,041
Alcon, Inc. (Switzerland)	528	40,040
Banque Cantonale Vaudoise	12	1,541
Clariant AG (Reg.)	201	2,588
Compagnie Financiere Richemont SA Series A	233	34,609
DSM-Firmenich AG	94	9,964
Givaudan SA	4	16,729
Kuehne & Nagel International AG	76	25,875
Logitech International SA (Reg.)	144	12,091
Novartis AG	76	7,859
Partners Group Holding AG	20	27,186
SGS SA (Reg.)	114	10,574
Sig Group AG	591	12,437
Swiss Life Holding AG	15	10,801
Tecan Group AG	28	10,792
VAT Group AG (b)	1	471
Zurich Insurance Group Ltd.	108	54,954
TOTAL SWITZERLAND		338,552
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,823	56,524
United Kingdom - 10.9%
3i Group PLC	1,472	46,081
AstraZeneca PLC (United Kingdom)	625	82,861
Aviva PLC	2,062	11,297
B&M European Value Retail SA	837	5,501
BAE Systems PLC	8,498	126,757
Barratt Developments PLC	3,123	21,388
Beazley PLC	1,002	6,914
Berkeley Group Holdings PLC	95	5,780
Bunzl PLC	70	2,852
Burberry Group PLC	226	3,746
Coca-Cola European Partners PLC	77	5,305
Compass Group PLC	2,548	70,182
Croda International PLC	154	9,378
DCC PLC (United Kingdom)	205	14,954
Diageo PLC	1,543	55,730
Diploma PLC	242	9,998
Flutter Entertainment PLC (a)	109	22,495
Halma PLC	210	5,836
Howden Joinery Group PLC	793	8,068
HSBC Holdings PLC (United Kingdom)	1,420	11,087
Informa PLC	1,271	12,522
InterContinental Hotel Group PLC	76	7,201
InterContinental Hotel Group PLC ADR	454	43,248
Intertek Group PLC	110	6,263
J Sainsbury PLC	2,740	9,382
Kingfisher PLC	2,981	8,288
Lloyds Banking Group PLC	23,589	12,645
London Stock Exchange Group PLC	285	32,238
Mears Group PLC	749	3,256
NatWest Group PLC	604	1,705
On The Beach Group PLC (a)(b)	1,107	2,093
Pearson PLC	355	4,355
RELX PLC (London Stock Exchange)	1,825	75,325
Rentokil Initial PLC	859	4,424
Rightmove PLC	1,375	9,731
Sabre Insurance Group PLC (b)	986	1,927
Sage Group PLC	3,934	58,730
Schroders PLC	245	1,261
Segro PLC	991	11,074
Spectris PLC	903	42,353
SSE PLC	426	9,073
St. James's Place PLC	1,035	8,581
Standard Chartered PLC (United Kingdom)	2,805	21,199
Synthomer PLC (a)	22	44
Unilever PLC	12	584
TOTAL UNITED KINGDOM		913,712
United States of America - 11.4%
CBRE Group, Inc. (a)	225	19,420
CDW Corp.	66	14,964
CRH PLC	936	66,711
CRH PLC	631	45,281
CSL Ltd.	17	3,338
CyberArk Software Ltd. (a)	35	8,172
Experian PLC	1,081	44,994
Ferguson PLC	213	40,085
ICON PLC (a)	51	13,304
James Hardie Industries PLC CDI (a)	16	601
Linde PLC	311	125,902
Marsh & McLennan Companies, Inc.	357	69,201
MasterCard, Inc. Class A	79	35,489
Microsoft Corp.	44	17,494
Moody's Corp.	99	38,812
Morningstar, Inc.	29	8,100
MSCI, Inc.	46	27,537
Nestle SA (Reg. S)	683	77,828
NOV, Inc.	599	11,686
PriceSmart, Inc.	15	1,140
ResMed, Inc.	49	9,320
S&P Global, Inc.	148	66,356
Sanofi SA	349	34,951
Schneider Electric SA	345	67,775
Sherwin-Williams Co.	98	29,829
Swiss Re Ltd.	199	22,853
Synopsys, Inc. (a)	17	9,067
Thermo Fisher Scientific, Inc.	12	6,468
Visa, Inc. Class A	129	35,251
TOTAL UNITED STATES OF AMERICA		951,929
TOTAL COMMON STOCKS (Cost $7,529,818)		8,141,995

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Germany - 0.1%
Sartorius AG (non-vtg.) (Cost $7,511)	22	8,105

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $217,055)	217,011	217,055

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,754,384)	8,367,155
NET OTHER ASSETS (LIABILITIES) - 0.0% (d)	2,273
NET ASSETS - 100.0%	8,369,428

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	1	Mar 2024	111,650	3,326	3,326

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,972 or 0.8% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $17,127 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	246,454	769,855	799,254	4,234	-	-	217,055	0.0%
Total	246,454	769,855	799,254	4,234	-	-	217,055

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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